RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Arnold Kondrat [Member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 67,477	$ 279,154
Services received, related party transactions	500,000	242,497	$ 90,444
Gentor Resources Inc. [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	216,148	26,474
KGL Resources Ltd [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	$ 68,926
Amounts payable, related party transactions		$ 5,766